Revenues Generated From Each Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net Sales	$ 598,246	$ 862,882	$ 2,157,813
Depreciation	(213,729)	(244,673)	(211,522)
Inventory write-downs	(70,707)	(180,900)	(305,175)
Gross profit (loss)	(226,350)	(352,592)	(39,661)
Impairment loss on property, plant and equipment	(756,239)	(109,027)	0
Operating Segments | Polysilicon Segment
Segment Reporting Information [Line Items]
Net Sales	1,179	85,662	599,208
Depreciation	(123,087)	(108,367)	(99,423)
Inventory write-downs	(8,371)	(757)	(743)
Gross profit (loss)	(114,687)	(113,551)	208,972
Impairment loss on property, plant and equipment	(402,308)	(43,429)
Operating Segments | Other Pv Products Segment
Segment Reporting Information [Line Items]
Net Sales	597,597	837,367	2,012,180
Depreciation	(90,642)	(136,306)	(112,099)
Inventory write-downs	(62,336)	(180,143)	(304,432)
Gross profit (loss)	(119,266)	(265,960)	(81,179)
Impairment loss on property, plant and equipment	(353,931)	(65,598)
Intersegment Elimination
Segment Reporting Information [Line Items]
Net Sales	(530)	(60,147)	(453,575)
Depreciation	0	0	0
Inventory write-downs	0	0	0
Gross profit (loss)	7,603	26,919	(167,454)
Impairment loss on property, plant and equipment	$ 0	$ 0